Summary of significant accounting policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Summary of significant accounting policies
Percentage of outstanding voting shares	50.00%
Carrying values short-term investments	$ 1,000	$ 21,600	$ 5,300
Gain (loss) on purchase, sale, cancellation or issue of own shares	0
Number of intangible assets fully amortized | item			1
Intragroup foreign currency transaction gains (losses)	$ 400	$ 400	$ 1,100	$ 1,100